Basis of Presentation (Tables)	12 Months Ended
Jul. 31, 2019
Basis Of Presentation [Abstract]
Schedule of major subsidiaries
MAJOR SUBSIDIARIES	JURISDICTION	INTEREST HELD
HEXO Operations Inc.[1]	Ontario, Canada	100%
Newstrike Brands Ltd.[2]	Ontario, Canada	100%
HEXO USA Inc.	Deleware, USA	100%
Keystone Isolation Technologies Inc. (“KIT’’)	Ontario, Canada	60%

[1] Holds 100% interest in 8980268 Canada Inc., a company for which it holds a right to acquire the outstanding shares at any time for a nominal amount.

[2] Holds one wholly-owned subsidiary 1977121 Ontario Inc., which wholly-owns the subsidiary Up Cannabis Inc. and holds a 60% interest in the joint venture Neal Up Brands Inc.